Cover	Sep. 15, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2021
Entity File Number	001-39760
Entity Registrant Name	FINTECH ACQUISITION CORP. V
Entity Central Index Key	0001829328
Entity Tax Identification Number	84-4794021
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 1703
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	(215)
Local Phone Number	701-9555
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	FTCVU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FTCV
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	FTCVW
Security Exchange Name	NASDAQ